800 Westchester Avenue, Suite N611
Rye Brook, New York 10573

September 2, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	IndexIQ Trust (the “Registrant”) (File Nos. 333-149351 and 811-22185)

Dear Sir or Madam:

     I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1.	The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (the “Amendment”) filed with the U.S. Securities and Exchange Commission on August 26, 2011; and

2.	The text of the Amendment has been filed electronically.

Very truly yours, /s/ Adam S. Patti Adam S. Patti President